INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary Of Joint Venture Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized statements of earnings
Revenues	$ 1,111.0	$ 1,094.9
Depreciation expense	(265.4)	(265.4)
Other expenses	(21.5)	(18.3)
Income taxes	(38.0)	(97.6)
Comprehensive income (loss)	(56.9)	528.0
Assets
Cash and cash equivalents	615.1	664.1	$ 652.0
Total non- current assets	2,874.1	2,805.9
Assets	3,961.0	3,966.9
Liabilities
Current liabilities	227.2	231.1
Non-current liabilities	941.2	889.0
Liabilities	1,168.4	1,120.1
Sadiola
Summarized statements of earnings
Revenues	180.9	192.5
Depreciation expense	(4.4)	(4.0)
Other expenses	(143.1)	(143.1)
Income taxes	(1.6)	(5.2)
Comprehensive income (loss)	31.8	40.2
Assets
Cash and cash equivalents	90.1	62.4
Other current assets	55.0	53.8
Total non- current assets	251.5	314.5
Assets	396.6	430.7
Liabilities
Current liabilities	44.0	58.6
Non-current liabilities	176.1	222.4
Liabilities	220.1	281.0
Share of net assets (liabilities) of joint ventures	176.5	149.7
Yatela
Summarized statements of earnings
Revenues	6.0	7.7
Depreciation expense	0.0	0.0
Other expenses	(3.8)	(8.0)
Income taxes	0.4	(0.1)
Comprehensive income (loss)	2.6	(0.4)
Assets
Cash and cash equivalents	0.8	0.5
Other current assets	7.6	7.9
Total non- current assets	0.0	0.0
Assets	8.4	8.4
Liabilities
Current liabilities	45.0	55.8
Non-current liabilities	38.3	30.2
Liabilities	83.3	86.0
Share of net assets (liabilities) of joint ventures	$ (74.9)	$ (77.6)